Earnings per share - Profit Attributable to Ordianry Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 13,727	$ 10,798	$ 2,479
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,029)	(1,025)	(1,090)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 12,608	$ 9,683	$ 1,299